UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2023

Date of reporting period: May 31, 2023

Item 1.    Reports to Stockholders.

(a)  A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Interest Rate Hedge ETF (ticker: RATE)
Global X Interest Rate Volatility & Inflation Hedge ETF (ticker: IRVH)

Semi-Annual Report

May 31, 2023

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments
Global X Interest Rate Hedge ETF	1
Global X Interest Rate Volatility & Inflation Hedge ETF	3
Glossary	5
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Disclosure of Fund Expenses	29
Liquidity Risk Management Program	31
Supplemental Information	32

Shares are bought and sold at market price (not net asset value (“NAV”)) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/ redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Interest Rate Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 81.6%
U.S. Treasury Bills
5.125%, 08/15/23(A)	$400,000	$395,739
5.063%, 07/20/23(A)	300,000	297,923
4.978%, 07/13/23(A)	500,000	497,033
4.918%, 06/27/23(A)	300,000	298,901
4.882%, 08/01/23(A)	150,000	148,698
4.805%, 06/13/23(A)	400,000	399,309
4.632%, 06/06/23(A)	500,000	499,640
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,537,669)		2,537,243
PURCHASED SWAPTIONS — 13.0%
TOTAL PURCHASED SWAPTIONS
(Cost $378,600)		404,656
TOTAL INVESTMENTS — 94.6%
(Cost $2,916,269)		$2,941,899

Percentages are based on Net Assets of $3,110,054.

(A) Interest rate represents the security's effective yield at the time of purchase.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Interest Rate Hedge ETF

A list of the open OTC interest rate swaptions purchased by the Fund at May 31, 2023, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Put Swaptions
10-Year SOFR
Interest Rate Swap	Barclays	4,000,000	3.450%	07/06/23	$41,260
10-Year SOFR
Interest Rate Swap	Barclays	10,000,000	3.450%	09/18/23	182,906
10-Year SOFR
Interest Rate Swap	UBS	8,000,000	3.400%	10/30/23	180,490
Total Purchased Swaptions					$404,656

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,537,243	$—	$2,537,243
Purchased Swaptions	—	404,656	—	404,656
Total Investments in Securities	$—	$2,941,899	$—	$2,941,899

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 89.5%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/29	$18,361	$20,608
3.375%, 04/15/32	76,522	88,245
2.125%, 02/15/41	27,566	29,679
1.750%, 01/15/28	216,116	216,489
1.500%, 02/15/53	30,462	29,526
1.125%, 01/15/33	91,196	88,413
1.000%, 02/15/49	11,995	10,288
0.875%, 01/15/29	508,037	487,680
0.875%, 02/15/47	112,536	94,216
0.750%, 02/15/42	220,405	187,210
0.625%, 07/15/32	41,554	38,670
0.625%, 02/15/43	13,128	10,765
0.125%, 04/15/25	402,833	381,393
0.125%, 04/15/27	374,161	350,479
0.125%, 01/15/32	244,994	218,429
0.125%, 01/15/30	175,974	160,105
0.125%, 04/15/25	122,697	117,493
0.125%, 02/15/52	97,585	64,352
0.125%, 07/15/31	22,523	20,231
0.125%, 02/15/52	11,593	7,678
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,792,706)		2,621,949
PURCHASED OPTIONS — 7.6%
TOTAL PURCHASED OPTIONS
(Cost $245,700)		223,148
TOTAL INVESTMENTS — 97.1%
(Cost $3,038,406)		$2,845,097

Percentages are based on Net Assets of $2,928,876.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

A list of the OTC interest rate options purchased by the Fund at May 31, 2023, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Call Options
U.S. 2Yr/10Yr
SOFR Spread Swap	Bank of America	10,000,000	0.050%	11/07/24	$47,723
U.S. 2Yr/10Yr
SOFR Spread Swap	Barclays	12,000,000	0.000	02/27/25	66,908
U.S. 2Yr/10Yr
SOFR Spread Swap	UBS	40,000,000	0.345	07/05/24	108,517
Total Purchased Options					$223,148

The following is a summary of the level of inputs used as of May 31, 2023, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,621,949	$—	$2,621,949
Purchased Options	—	223,148	—	223,148
Total Investments in Securities	$—	$2,845,097	$—	$2,845,097

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2023 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations
OTC — Over The Counter
SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
May 31, 2023 (Unaudited)

	Global X Interest Rate Hedge ETF	Global X Interest Rate Volatility & Inflation Hedge ETF

Assets:
Cost of Investments	$2,916,269	$3,038,406
Investments, at Value	$2,941,899	$2,845,097
Cash	167,782	46,473
Prepaid Expenses	1,552	1,442
Receivable for Investment Securities Sold	—	31,429
Dividend and Interest Receivable	—	5,571
Total Assets	3,111,233	2,930,012
Liabilities:
Payable due to Investment Adviser	1,179	1,136
Total Liabilities	1,179	1,136
Net Assets	$3,110,054	$2,928,876
Net Assets Consist of:
Paid-in Capital	$3,273,397	$3,239,805
Total Distributable Loss	(163,343)	(310,929)
Net Assets	$3,110,054	$2,928,876
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	130,000	130,000
Net Asset Value, Offering and Redemption Price Per Share	$23.92	$22.53

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended May 31, 2023 (Unaudited)

	Global X Interest Rate Hedge ETF	Global X Interest Rate Volatility & Inflation Hedge ETF
Investment Income:
Interest Income	$63,386	$56,040
Total Investment Income	63,386	56,040
Supervision and Administration Fees(1)	7,365	6,569
Custodian Fees(2)	—	8
Total Expenses	7,365	6,577
Net Investment Income	56,021	49,463
Net Realized Gain (Loss) on:
Investments	627	(20,860)
Purchased Options and Swaptions	(200,510)	(102,000)
Net Realized Gain (Loss)	(199,883)	(122,860)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	146	12,446
Purchased Options and Swaptions	(37,032)	71,932
Net Change in Unrealized Appreciation (Depreciation)	(36,886)	84,378
Net Realized and Unrealized Gain (Loss)	(236,769)	(38,482)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(180,748)	$10,981

(1)	The Supervision andAdministration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by theAdviser. (See Note 3 in Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Interest Rate Hedge ETF		Global X Interest Rate Volatility & Inflation Hedge ETF
	Period Ended May 31, 2023 (Unaudited)	Period Ended November 30, 2022(1)	Period Ended May 31, 2023 (Unaudited)	Period Ended November 30, 2022(1)
Operations:
Net Investment Income	$56,021	$22,502	$49,463	$67,840
Net Realized Gain (Loss)	(199,883)	510,000	(122,860)	(3,918)
Net Change in Unrealized Appreciation (Depreciation)	(36,886)	62,516	84,378	(277,687)
Net Increase (Decrease) in Net Assets Resulting from Operations	(180,748)	595,018	10,981	(213,765)
Distributions	(563,222)	(14,391)	(52,843)	(55,302)
Capital Share Transactions:
Issued	—	3,273,397	—	3,239,805
Increase in Net Assets from Capital Share Transactions	—	3,273,397	—	3,239,805
Total Increase (Decrease) in Net Assets	(743,970)	3,854,024	(41,862)	2,970,738
Net Assets:
Beginning of Period	3,854,024	—	2,970,738	—
End of Period	$3,110,054	$3,854,024	$2,928,876	$2,970,738
Share Transactions:
Issued	—	130,000	—	130,000
Net Increase in Shares Outstanding from Share Transactions	—	130,000	—	130,000

(1)	The Fund commenced operations on July 5, 2022.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
 Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Interest Rate Hedge ETF
2023 (Unaudited)	29.65	0.43	(1.83)	(1.40)	(0.41)	(3.92)	—
2022(1)	25.00	0.18	4.58	4.76	(0.11)	—	—
Global X Interest Rate Volatility & Inflation Hedge ETF
2023 (Unaudited)	22.85	0.38	(0.29)	0.09	(0.41)	—	—
2022(1)	25.00	0.53	(2.25)	(1.72)	(0.43)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on July 5, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
(4.33)	23.92	(5.94)	3,110	0.45	†	3.42	†	—
(0.11)	29.65	19.04	3,854	0.47	†	1.52	†	—

(0.41)	22.53	0.38	2,929	0.45	†	3.39	†	10.68
(0.43)	22.85	(6.93)	2,971	0.46	†	5.60	†	2.73

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
May 31, 2023 (Unaudited)

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of May 31, 2023, the Trust had one hundred and nineteen portfolios, one hundred and six of which were operational. The financial statements herein and the related notes pertain to the Global X Interest Rate Hedge ETF and the Global X Interest Rate Volatility & Inflation Hedge ETF (each a "Fund", collectively, the "Funds"). The Funds have elected non-diversified status under the 1940 Act.

The Global X Interest Rate Hedge ETF and the Global X Interest Rate Volatility & Inflation Hedge ETF commenced operations on July 5, 2022.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market ("NASDAQ")), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used. Over-the-counter (“OTC”) options are valued based upon

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

prices determined by an independent, third-party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Global X Management Company LLC, the Funds' investment adviser (the "Adviser"), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Fund calculates its net asset value ("NAV"). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If theAdviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAVs, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.As of May 31, 2023, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of May 31, 2023. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, and regulations, and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

As of and during the reporting period ended May 31, 2023, the Funds did not have a liability for any unrecognized tax benefits as an income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

OPTIONS - To the extent consistent with their investment policies, the Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

The Global X Interest Rate Hedge ETF may invest in interest rate payer options (“swaptions”). A swaption is an option that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. An interest rate payer swaption is a swaption where a Fund has the right but not the obligation to enter into a new swap agreement where the Fund pays a fixed interest rate and receives a floating interest rate.

The Global X Interest Rate Volatility & Inflation Hedge ETF may invest in yield curve spread options which are options tied to the shape of the U.S. interest rate swap curve. The U.S. interest rate swap curve is a type of interest rate curve that reflects the swap rate used in interest rate swap agreements with different maturities. A swap rate is the fixed interest rate that is exchanged for a floating interest rate in an interest rate swap agreement.Ayield curve spread option is an option on the spread between two swap rates at different parts of the U.S. interest rate swap curve. The Fund generally expects the purchased yield curve spread options to reference the spread between the 2-year and 10-year swap rate, though the Fund may purchase yield curve spread options referencing other swap rate spreads. The Fund will purchase yield curve spread options such that the Fund will gain from steepening of the yield curve, while having a potential loss on the yield curve spread options limited to the premium paid for the yield curve spread options.

When the option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options and swaptions is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options and swaptions in the Statements of Operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES – Per the terms of the agreement with Brown Brothers Harriman & Co. ("BBH"), the Funds' custodian (“Custodian”), if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge equal to the applicable

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

BBH Base Rate plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at May 31, 2023	Redemption Fee
Global X Interest Rate Hedge ETF	10,000	$250	$239,200	250
Global X Interest Rate Volatility & Inflation Hedge ETF	10,000	250	225,300	250

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment AdvisoryAgreement), under what is essentially an "all-in" fee structure. For theAdviser’s services to the Funds, under a supervision and administration agreement (the "Supervision and Administration Agreement"), each Fund pays a monthly fee to the Adviser at the

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and
Administration Fee
Global X Interest Rate Hedge ETF	0.45%
Global X Interest Rate Volatility & Inflation Hedge ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the "Distribution Agreement"). SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH serves as Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties, (4) maintain shareholder accounts, and (5) make periodic reports to the Funds.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2023, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Interest Rate Hedge ETF	$–	$–
Global X Interest Rate Volatility & Inflation Hedge ETF	275,608	278,707

For the period ended May 31, 2023, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended May 31, 2023, there were no in-kind transactions associated with creations and redemptions.

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments, as of May 31, 2023, was as follows:

	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
	Liability Location	Fair Value	Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Interest Rate Hedge ETF
Interest rate contracts	Investments purchased, at value	$404,656	Swaptions written, at value	$–
Total Derivatives not accounted for as
hedging instruments		$404,656		$–

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
	Liability Location	Fair Value	Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Global X Interest Rate Volatility & Inflation Hedge ETF
Interest rate contracts	Investments purchased, at value	$223,148	Options written, at value	$–
Total Derivatives not accounted for as
hedging instruments		$223,148		$–

The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2023:

Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased Options and Swaptions	Written Options and Swaptions

Global X Funds			Total
Global X Interest Rate Hedge ETF	$(200,510)	$—	$(200,510)
Global X Interest Rate Volatility & Inflation Hedge ETF	(102,000)	—	(102,000)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased Options and Swaptions	Written Options and Swaptions

Global X Funds			Total
Global X Interest Rate Hedge ETF	$(37,032)	$—	$(37,032)
Global X Interest Rate Volatility & Inflation Hedge ETF	71,932	—	71,932

The following table discloses the average monthly balances of the Funds' derivative activity during the period ended May 31, 2023:

Global X Funds	Short Average	Long Average
Global X Interest Rate Hedge ETF	$—	$449,267
Global X Interest Rate Volatility & Inflation Hedge ETF	—	310,800

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The Funds are subject to various netting agreements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain swaps and derivatives transactions and are intended to reduce counterparty risk associated with such transactions by establishing credit protection mechanisms and providing for standardization which improves legal certainty. Since different types of transactions have different mechanics and are often traded through different legal entities with respect to a particular counterparty, different transaction types may be covered by different Master Agreements, resulting in the need for multiple Master Agreements with a single counterparty. Master Agreements generally allow a Fund to close-out and net its total exposure to a specific counterparty in the event of a default with respect to all transactions thereunder.

Master Agreements can also help limit counterparty risk by providing for collateralization at pre-arranged exposure levels. Under the Master Agreements, collateral is normally transferred if the net exposure with respect to the applicable transaction type exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral by the Fund, if any, are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash on hand (cash). Collateral pledged by counterparties to a Fund is not included in the Fund’s assets because the Fund is not permitted to use (or rehypothecate) such collateral, and instead, swaps and derivatives are shown on the Fund’s Statement of Assets and Liabilities at their current market value. A Fund’s overall exposure to counterparty risk can change substantially within a short period of time as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into by a Fund and the applicable counterparty. ISDA Master Agreements include, among other items, representations, warranties and covenants, provisions establishing events of default and termination events, and provisions imposing collateral requirements with respect to the applicable transaction types. The occurrence of events of default and termination events entitle the parties to the ISDA Master Agreement to elect to terminate early and cause settlement of all outstanding transactions thereunder. Early termination of transactions could have a material effect on the financial statements of the Fund. In limited circumstances, the ISDA Master Agreement may provide for the exchange of initial margin, which results in over-collateralization and additional credit protection beyond coverage of existing daily exposure.

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for each Fund as of May 31, 2023:

Global X Interest Rate Hedge ETF
	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Options and Swaptions	Total Over the Counter	Options and Swaptions	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/Pledged*	Net Exposure†
Barclays	$224,166	$224,166	$–	$–	$224,166	$–	$224,166
UBS	180,490	180,490	–	–	180,490	–	180,490
Total over thecounter	$404,656	$404,656	$–	$–

Global X Interest Rate Volatility & Inflation Hedge ETF
	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Options and Swaptions	Total Over the Counter	Options and Swaptions	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/Pledged*	Net Exposure†
Bank of America	$47,723	$47,723	$–	$–	$47,723	$–	$47,723
Barclays	66,908	66,908	–	–	66,908	–	66,908
UBS	108,517	108,517	–	–	108,517	–	108,517
Total over the counter	$223,148	$223,148	$–	$–

*   Excess collateral pledged is not shown for financial reporting purposes.
†   Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can be netted only across transactions governed under the same master agreement with the same legal entity.

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the period ended November 30, 2022, was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Interest Rate Hedge ETF
2022	$14,391	$–	$–	$14,391
Global X Interest Rate Volatility & Inflation Hedge ETF
2022	$55,302	$–	$–	$55,302

As of November 30, 2022, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X Interest Rate Hedge ETF	Global X Interest Rate Volatility & Inflation Hedge ETF

Undistributed Ordinary Income	$518,111	$12,538
Capital Loss Carryforwards	–	(3,918)
Unrealized Appreciation (Depreciation) on Investments and Foreign
Currency	62,516	(277,687)
Total Distributable Earnings (Accumulated Losses)	$580,627	$(269,067)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2023 was as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Global X Funds
Global X Interest Rate Hedge ETF	$2,916,269	$26,056	$(426)	$25,630
Global X Interest Rate Volatility &
Inflation Hedge ETF	3,038,406	22,642	(215,951)	(193,309)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

6. TAX INFORMATION (continued)

later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:

	Short-Term Loss	Long-Term Loss
			Total
Global X Interest Rate Volatility & Inflation Hedge
ETF	$3,918	$–	$3,918

7. CONCENTRATION OF RISKS

Global X Interest Rate Hedge ETF

Associated Risks Related to Investing in Rate-Linked Derivatives: The Global X Interest Rate Hedge ETF’s exposure to derivatives tied to interest rates subjects the Global X Interest Rate Hedge ETF to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. The Global X Interest Rate Hedge ETF is expected to benefit from the options it holds if long-term U.S. interest rates rise during the time period in which the Global X Interest Rate Hedge ETF holds the options. However, if long-term U.S. interest rates decrease, the Global X Interest Rate Hedge ETF will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Global X Interest Rate Hedge ETF to decline to the extent that the Global X Interest Rate Hedge ETF’s hedging strategy is not effectively implemented. Even if the Global X Interest Rate Hedge ETF is hedged against losses due to long-term interest rate increases linked to U.S. interest rates, outright interest rate increases may also lead to heightened volatility in the fixed income markets and may positively affect the value of the Global X Interest Rate Hedge ETF’s options while negatively impacting the Global X Interest Rate Hedge ETF’s investments in U.S. Treasuries. The Global X Interest Rate Hedge ETF could lose money on the options held by the Fund, and the present value of the Global X Interest Rate Hedge ETF’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Global X Interest Rate Hedge ETF’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Global X Interest Rate Hedge ETF. The Global X

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Interest Rate Hedge ETF’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate risk. Moreover, to the extent that interest rate risk has been priced into the government bonds owned directly or indirectly by the Global X Interest Rate Hedge ETF, the Global X Interest Rate Hedge ETF could underperform other investments even during periods of rising long-term U.S. interest rates. There is no guarantee that the Global X Interest Rate Hedge ETF will have positive performance even in environments of sharply rising U.S. interest rates. There is no guarantee that the Global X Interest Rate Hedge ETF will be able to successfully mitigate interest rate risk.

Leverage Risk: The Global X Interest Rate Hedge ETF’s investments in put options and/ or interest rate payer swaptions have the economic effect of creating financial leverage in the Global X Interest Rate Hedge ETF’s portfolio because such investments may give rise to gains or losses that are disproportionate to the amount the Global X Interest Rate Hedge ETF has invested in those instruments. Because the Global X Interest Rate Hedge ETF only takes long positions in put options and/or interest rate payer swaptions as part of its principal investment strategy, the maximum loss for the Global X Interest Rate Hedge ETF’s put options and/or interest rate payer swaptions positions is the “options premium,” which is defined as the premium paid for the put options and/or interest rate payer swaptions and any post-purchase appreciation in value. Thus, any disproportionate returns are generally expected to exist only when the value of such options appreciates. However, following such appreciation, even small changes in the shape of the U.S. interest rate curve or interest rate volatility may result in a significant decline in the value of such options with a maximum loss equal to the yield curve spread options premium.

Swaptions Risk: A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Global X Interest Rate Hedge ETF may purchase interest rate payer swaptions. When the Global X Interest Rate Hedge ETF purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Global X Interest Rate Hedge ETF’s investments in U.S. Treasury obligations to decline.

Global X Interest Rate Volatility & Inflation Hedge ETF

Associated Risks Related to Investing in Rate-Linked Derivatives: The Global X Interest Rate Volatility & Inflation Hedge ETF’s exposure to derivatives tied to interest rates subjects the Global X Interest Rate Volatility & Inflation Hedge ETF to greater volatility

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters, and technological developments. The Global X Interest Rate Volatility & Inflation Hedge ETF is expected to benefit from the options it holds if the U.S. interest rate curve steepens during the time period in which the Global X Interest Rate Volatility & Inflation Hedge ETF holds the options. However, if the U.S. interest rate curve flattens or inverts, the Global X Interest Rate Volatility & Inflation Hedge ETF will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a steepening of the U.S. interest rate curve or the Fund’s hedging strategy is not effectively implemented. Even if the Global X Interest Rate Volatility & Inflation Hedge ETF is hedged against losses due to interest rate increases linked to U.S. interest rate curve steepening, outright interest rate increases may lead to heightened volatility in the fixed income markets and may positively affect the value of the Global X Interest Rate Volatility & Inflation Hedge ETF’s options while negatively impacting the Global X Interest Rate Volatility & Inflation Hedge ETF’s exposure to Treasury Inflation-Protected Securities. There can be no assurance that the Global X Interest Rate Volatility & Inflation Hedge ETF’s interest-rate linked options will accurately deliver positive returns if inflation experienced in the U.S. or the rate of expected future inflation reflected in the prices and yields of bonds held by the Global X Interest Rate Volatility & Inflation Hedge ETF rises. The Global X Interest Rate Volatility & Inflation Hedge ETF could lose money on the options held by the Global X Interest Rate Volatility & Inflation Hedge ETF, and the present value of the Global X Interest Rate Volatility & Inflation Hedge ETF’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Global X Interest Rate Volatility & Inflation Hedge ETF’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Global X Interest Rate Volatility & Inflation Hedge ETF could materially adversely affect an investment in the Global X Interest Rate Volatility & Inflation Hedge ETF. The Global X Interest Rate Volatility & Inflation Hedge ETF’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate curve risk. Moreover, to the extent that interest rate curve risk has been priced into the government bonds owned directly or

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

indirectly by the Global X Interest Rate Volatility & Inflation Hedge ETF, the Global X Interest Rate Volatility & Inflation Hedge ETF could underperform other investments even during inflationary periods. There is no guarantee that the Global X Interest Rate Volatility & Inflation Hedge ETF will have positive performance even in environments of sharply rising inflation. There is no guarantee that the Global X Interest Rate Volatility & Inflation Hedge ETF will be able to successfully mitigate inflation risk or that bond values and interest rates will match changes in inflation rates.

Leverage Risk: The Global X Interest Rate Volatility & Inflation Hedge ETF’s investments in yield curve spread options have the economic effect of creating financial leverage in the Global X Interest Rate Volatility & Inflation Hedge ETF’s portfolio because such investments may give rise to gains or losses that are disproportionate to the amount the Fund has invested in those instruments. Because the Global X Interest Rate Volatility & Inflation Hedge ETF only takes long positions in yield curve spread options as part of its principal investment strategy, the maximum loss for the Global X Interest Rate Volatility & Inflation Hedge ETF’s yield curve spread options position is the “options premium,” which is defined as the premium paid for the yield curve spread options and any post-purchase appreciation in value. Thus, any disproportionate returns are generally expected to exist only when the value of such yield curve spread options appreciates. However, following such appreciation, even small changes in the shape of the U.S. interest rate curve or interest rate volatility may result in a significant decline in the value of such yield curve spread options with a maximum loss equal to the yield curve spread options premium.

Inflation-Linked Bonds Investment Risk: Inflation-linked bonds are income-generating instruments whose interest and principal payments are adjusted for inflation – a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Global X Interest Rate Volatility & Inflation Hedge ETF’s investments in U.S. Treasury obligations to decline.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Notes to Financial Statements (Continued)
May 31, 2023 (Unaudited)
7. CONCENTRATION OF RISKS (continued)

The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around impacts on liquidity resulting from this transition, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

A more complete description of risks is included in the Funds’ Prospectus and Statement of Additional Information.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement are initially required to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security's current market value to the Funds. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2023, the Funds had no securities on loan.

Notes to Financial Statements (Concluded)
May 31, 2023 (Unaudited)

9. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts.

Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.

Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from December 1, 2022 to May 31, 2023.

The table on the next page illustrates the Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 12/1/2022	Ending Account Value 5/31/2023	Annualized Expense Ratios	Expenses Paid During Period(1)

Global X Interest Rate Hedge ETF
Actual Fund Return	$1,000.00	$940.60	0.45%	$2.18
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27
Global X Interest Rate Volatility & Inflation Hedge ETF
Actual Fund Return	$1,000.00	$1,003.80	0.45%	$2.25
Hypothetical 5% Return	1,000.00	1,022.69	0.45	2.27

(1)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940Act, the Funds’investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on May 19, 2023, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s Liquidity Risk and operated adequately and effectively to manage each Fund’s Liquidity Risk for the period covered by the report. The Committee’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report noted that one Fund, the Global X Nigeria Fund, was classified as an In-Kind Fund for purposes of Liquidity Reporting. The Committee’s report noted that no other material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (Unaudited)

NAV is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodians and Transfer Agents:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-011-0100

b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.  Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Luis Berruga Luis Berruga President

Date:  August 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Luis Berruga Luis Berruga President

Date: August 8, 2023

By (Signature and Title)	/s/ John Belanger John Belanger Chief Financial Officer

Date:  August 8, 2023